Interest-bearing loans and borrowings - Other borrowings (Details) € in Millions			12 Months Ended
	Dec. 30, 2019 USD ($) vessel T	Jun. 06, 2017 EUR (€)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Sep. 30, 2019 EUR (€)	Oct. 01, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,696,280,000		$ 1,712,180,000		$ 1,273,413,000
Number of bareboat-in vessels | vessel			3
Bareboat leaseback contract duration			54 months
Treasury Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 50.0						€ 50.0	€ 150.0
Borrowings			$ 50,700,000	€ 47.5	104,000,000	€ 91.8
Borrowings term		1 year
Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Borrowings			86,200,000
Number of bareboat-in vessels | vessel	3
Bareboat leaseback contract duration	54 months
Bareboat contract average daily rate per vessel	$ 20,681
Seller credit payable upon sale	$ 124,400,000
Euribor | Treasury Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.60%
Forward exchange contracts used for hedging | Hedging instruments
Disclosure of detailed information about borrowings [line items]
Financial assets			$ 300,000		$ 2,900,000
Vessels | Sale and leaseback agreement | Nautica
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T	307,284
Vessels | Sale and leaseback agreement | Nectar
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T	307,284
Vessels | Sale and leaseback agreement | Noble
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T	307,284